Investments in Equity Method Investees (Tables)	12 Months Ended
Mar. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investments in equity method investees
	As of March 31,
	2021	2022
	$	$

The Group’s proportionate share of equity in the net assets of equity investees	5	5
Less: Accumulated impairment losses recognized	(5)	(5)

Investments in equity investees reported in the consolidated balance sheets	-	-